Preferred Stock - Additional Information (Detail) - USD ($)				1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 12, 2014	Jun. 30, 2013	Oct. 02, 2012	Sep. 30, 2014	Apr. 30, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Number of preferred stock and warrants.			1,000,000
Warrants to purchase additional shares			300,000
Gross proceeds under securities purchase agreement			$ 40,000,000
Estimated total stock issuance cost			$ 560,000
Gross proceeds under securities purchase agreement per value			$ 40.00
Initial conversion price (in dollars per share)			2.91
Initial conversion price subjected to adjustment (in dollars per share)			3.16
Initial conversion price subjected to adjustment two (in dollars per share)		$ 2.66	2.66
Voluntary conversion price not subjected to adjustments (in dollars per share)			3.16
Preferred stock converted to common stock per share (in dollars per share)			$ 10.00
Proceeds from issuance of preferred stock			$ 30,000,000
Contingent beneficial conversion feature		$ 4,950,000						$ 750,000	$ 4,950,000
Proportion of each unit of shares (in shares)			0.30
Exercise price of warrants (in dollars per share)			$ 44.00
Estimated fair value of derivatives						$ 13,592,000		16,098,000	16,381,000
Gain (loss) on change in fair value of derivatives						2,506,000	$ (13,130,000)	(283,000)
Payment of stock issuance cost						$ 0	$ 2,389,000	2,389,000	0
Intrinsic value of beneficial conversion feature								0	0
Common Stock
Class of Stock [Line Items]
Common stock issued upon conversion of convertible securities (shares)				3,759,398	2,255,639
Series A convertible preferred stock
Class of Stock [Line Items]
Number of preferred stock and warrants.			1,000,000
Warrants to purchase additional shares			300,000
Gross proceeds under securities purchase agreement			$ 40,000,000
Estimated total stock issuance cost			$ 560,000
Gross proceeds under securities purchase agreement per value			$ 40.00
Initial conversion price (in dollars per share)			2.66
Preferred stock converted to common stock per share (in dollars per share)			$ 10.00
Proceeds from issuance of preferred stock			$ 30,000,000
Proportion of each unit of shares (in shares)			0.30
Exercise price of warrants (in dollars per share)			$ 44.00
Shares converted (in shares)				250,000	150,000
Series B convertible Preferred Stock
Class of Stock [Line Items]
Issuance of preferred stock (in shares)	8,291.873
Issuance of preferred stock	$ 50,000,000							49,568,000	$ 0
Issuance of preferred stock (in dollars per share)	$ 6,030.00
Payment of stock issuance cost	$ 432,000
Common stock issued upon conversion (per preferred share)	1,000
Ownership interest of holders after conversion of preferred stock (percent)	9.98%
Intrinsic value of beneficial conversion feature								$ 750,000
Over-Allotment Option [Member] | Series B convertible Preferred Stock
Class of Stock [Line Items]
Issuance of preferred stock (in shares)	124.378